INCOME TAX - Reconciliation of Deferred Tax Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Opening balance	$ 3,959	$ 2,946	$ 3,136
Tax (expense)/benefit during the period recognized in profit or loss	(1,290)	1,548	(12)
Tax benefit/(expense) during the period recognized in other comprehensive income	93	(598)	123
Exchange difference on translation foreign operations	(157)	63	(301)
Closing balance	$ 2,605	$ 3,959	$ 2,946